Supplement dated June 14, 2024

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus

each dated April 29, 2024

for Apex VUL®
Issued by Massachusetts Mutual Life Insurance Company for policies issued after April 19, 2024 in California and New York and for policies issued on or before April 19, 2024 in all states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective June 1, 2024, this supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

•	The Annual Fee table in the Ongoing Fees and Expenses row of the Important Information You Should Consider About the Policy section of the Prospectuses is deleted and replaced with the following:

Annual Fee	Minimum	Maximum
Fund options (Fund fees and expenses)	0.11%(1)	1.49%(1)

(1)	As a percentage of Fund assets.

•	The Annual Fund Operating Expenses table in the For Policies Issued After April 19, 2024 and the For Policies Issued On or Before April 19, 2024 sub-sections within the Fee Tables section of the Prospectus and the Additional Information About Fees section in the Initial Summary Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.11%(1)	1.49%(1)

(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

•	The information in Appendix A of the Prospectuses for the Fidelity® VIP Extended Market Index Portfolio, Fidelity® VIP International Index Portfolio, and Fidelity® VIP Total Market Index Portfolio is deleted and replaced with the following:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
International/Global	Fidelity® VIP International Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.16%	16.16%	7.17%	—
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.11%	26.07%	15.01%	—

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

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